Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 146,871	[1]	£ 127,664
Financial assets at fair value through the income statement	188,226	[1]	171,761
Derivative financial instruments	262,291	[1]	302,693
Financial assets at fair value through other comprehensive income	45,908	[1]	51,902
Loans and advances at amortised cost	145,259	[1]	134,267
Reverse repurchase agreements and other similar secured lending	3,177	[1]	8,981
Other assets	2,706	[1]	1,440
Total assets	1,061,778	[1]	1,059,731	£ 876,700
Derivative financial instruments	256,523	[1]	300,580
Structured entities
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	7,170		11,361
Financial assets at fair value through the income statement	65,233		59,045
Derivative financial instruments	5,160		2,968
Financial assets at fair value through other comprehensive income	91		153
Loans and advances at amortised cost	22,741		18,418
Reverse repurchase agreements and other similar secured lending	104		10
Other assets	12		11
Total assets	100,511		91,966
Derivative financial instruments	9,543		7,075
Secured financing
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	61,816		56,265
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	0		0
Loans and advances at amortised cost	0		0
Reverse repurchase agreements and other similar secured lending	104		10
Other assets	0		0
Total assets	61,920		56,275
Derivative financial instruments	0		0
Short-term traded interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	7,170		11,361
Financial assets at fair value through the income statement	0		0
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	0		0
Loans and advances at amortised cost	0		0
Reverse repurchase agreements and other similar secured lending	0		0
Other assets	0		0
Total assets	7,170		11,361
Derivative financial instruments	0		0
Traded derivatives
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	0		0
Derivative financial instruments	5,160		2,968
Financial assets at fair value through other comprehensive income	0		0
Loans and advances at amortised cost	0		0
Reverse repurchase agreements and other similar secured lending	0		0
Other assets	0		0
Total assets	5,160		2,968
Derivative financial instruments	9,543		7,075
Other interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	3,417		2,780
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	91		153
Loans and advances at amortised cost	22,741		18,418
Reverse repurchase agreements and other similar secured lending	0		0
Other assets	12		11
Total assets	26,261		21,362
Derivative financial instruments	£ 0		£ 0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.